Concentration Risks	6 Months Ended
Sep. 30, 2025
Concentration Risks [Abstract]
CONCENTRATION RISKS

NOTE 6 — CONCENTRATION RISKS

Geographical information

The Group’s operations are located in Hong Kong and all of the Group’s revenue is derived from sales in Hong Kong. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of revenue are as below:

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Customer A	$870,582	$	*
Customer B	860,436		*
Customer C	843,842		*
Customer D	731,504		*
Customer E	714,957		*
Total revenue	$7,137,140		$11,091,189

*	The revenue of this customer is not over 10% of total revenue of the Company.

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Six Months ended September 30, 2025		Six Months ended September 30, 2024
Supplier A	$	*	$1,496,978
Supplier B		1,805,035	1,186,230
Supplier C		926,187	*
Total purchase		$6,206,376	$9,185,586

*	The purchase from this supplier is not over 10% of total purchase of the Company.